Business Segments and Enterprise-Wide Information (Schedule Of Segment Performance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 2,291,586		$ 2,299,785		$ 2,198,151
Expenses:
Direct operating	1,581,721	[1]	1,556,999	[1]	1,492,522	[1]
Marketing	35,293		30,227		24,157
Research and development	13,047		13,082		6,757
General and administrative	190,643		220,293		203,532
Segment operating income (loss)	470,882		479,184		471,183
Less: depreciation and amortization	(202,478)		(200,308)		(183,690)
Operating income	268,404		278,876		287,493
Loss from equity method investments, net	(28,734)		19,928		(5,184)
Interest expense, net	(47,644)		(32,807)		(15,640)
Other, net	(1,185)		(3,599)		(155)
Income from continuing operations before income taxes	190,841		262,398		266,514
Redbox [Member]
Segment Reporting Information [Line Items]
Revenue	1,881,718		1,967,715		1,907,040
Expenses:
Direct operating	1,318,919		1,365,368		1,334,602
Marketing	20,969		20,835		18,675
Research and development	120		76		739
General and administrative	135,678		164,634		158,898
Segment operating income (loss)	406,032		416,802		394,126
Less: depreciation and amortization	(149,236)		(159,851)		(147,353)
Operating income	256,796		256,951		246,773
Loss from equity method investments, net	0		0		0
Interest expense, net	0		0		0
Other, net	0		0		0
Income from continuing operations before income taxes	256,796		256,951		246,773
Coinstar [Member]
Segment Reporting Information [Line Items]
Revenue	315,628		300,218		290,761
Expenses:
Direct operating	161,214		158,562		155,740
Marketing	6,346		6,244		4,938
Research and development	531		6,962		4,455
General and administrative	27,012		25,944		26,367
Segment operating income (loss)	120,525		102,506		99,261
Less: depreciation and amortization	(35,471)		(33,921)		(36,108)
Operating income	85,054		68,585		63,153
Loss from equity method investments, net	0		0		0
Interest expense, net	0		0		0
Other, net	0		0		0
Income from continuing operations before income taxes	85,054		68,585		63,153
ecoATM [Member]
Segment Reporting Information [Line Items]
Revenue	94,187		31,824		0
Expenses:
Direct operating	92,182		27,271		0
Marketing	3,513		938		0
Research and development	5,691		2,772		0
General and administrative	12,773		7,868		0
Segment operating income (loss)	(19,972)		(7,025)		0
Less: depreciation and amortization	(17,031)		(6,077)		0
Operating income	(37,003)		(13,102)		0
Loss from equity method investments, net	0		0		0
Interest expense, net	0		0		0
Other, net	0		0		0
Income from continuing operations before income taxes	(37,003)		(13,102)		0
Other Segments [Member]
Segment Reporting Information [Line Items]
Revenue	53		28		350
Expenses:
Direct operating	2,821		2,162		1,317
Marketing	1,272		651		478
Research and development	2,854		1,897		1,229
General and administrative	3,522		7,683		6,283
Segment operating income (loss)	(10,416)		(12,365)		(8,957)
Less: depreciation and amortization	(740)		(459)		(229)
Operating income	(11,156)		(12,824)		(9,186)
Loss from equity method investments, net	0		0		0
Interest expense, net	0		0		0
Other, net	0		0		0
Income from continuing operations before income taxes	(11,156)		(12,824)		(9,186)
Corporate Unallocated [Member]
Segment Reporting Information [Line Items]
Revenue	0		0		0
Expenses:
Direct operating	6,585		3,636		863
Marketing	3,193		1,559		66
Research and development	3,851		1,375		334
General and administrative	11,658		14,164		11,984
Segment operating income (loss)	(25,287)		(20,734)		(13,247)
Less: depreciation and amortization	0		0		0
Operating income	(25,287)		(20,734)		(13,247)
Loss from equity method investments, net	(28,734)		19,928		(5,184)
Interest expense, net	(47,644)		(32,807)		(15,640)
Other, net	(1,185)		(3,599)		(155)
Income from continuing operations before income taxes	$ (102,850)		$ (37,212)		$ (34,226)

[1]	“Direct operating” excludes depreciation and other of $125.7 million, $129.1 million and $127.0 million for 2014, 2013 and 2012, respectively.